Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Tax Liabilities [Abstract]
Schedule of Deferred Tax Liabilities

The movements in deferred tax liabilities during the years are as follows:

Intangible assets
US$
At January 1, 2023	3,307
Acquisitions of subsidiaries (Note 32)	2,920
Deferred tax credited to profit or loss during the year (Note 9)	(140)
Exchange alignment	(504)

At December 31, 2023	5,583
Exchange alignment	75

At December 31, 2024	5,658